Finance income and expense	12 Months Ended
Dec. 31, 2017
Finance Income And Expense
Finance income and expense

6	Finance income and expense

	2017	2016	2015
Finance income	£’000	£’000	£’000

Interest received on bank deposits	15	164	53
Gain on equity settled derivative financial liability	400	1,173	1,638
Total finance income	415	1,337	1,691

The gain on the equity settled derivative financial liability in 2017 has arisen due to the reduction in the share price and the lapsing of warrants and options as it did in 2016.

	2017	2016	2015
Finance expense	£’000	£’000	£’000

Bank loans	18	16	2
Other loans	91	57	3
Arrangement Fees	57	-	-
Total finance expense	166	73	5